Note 17 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Balance at beginning of period		$ 106,512	[1]	$ 90,460
Additions*		24,778		20,423
Impairments				(144)		$ (208)
Balance at end of period		126,479		106,512	[1]	90,460
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		141,326		120,848
Initial recognition of right of use assets				409
Additions*	[2]	24,778		20,423
Impairments				(144)
Disposals				(228)
Reallocations between asset classes
Foreign exchange movement		(4)		18
Derecognised plant and equipment		(238)
Balance at end of period		165,862		141,326		120,848
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets				146
Foreign exchange movement		(3)		11
Derecognised plant and equipment		(56)
Balance		34,814		30,388
Depreciation for the year		4,628		4,434
Disposals				(165)
Balance		39,383		34,814		30,388
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,420		5,928
Balance at end of period		5,311		5,420		5,928
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		10,833		10,339
Initial recognition of right of use assets				409
Additions*	[2]	1		267
Impairments
Disposals				(212)
Reallocations between asset classes		930		25
Foreign exchange movement		(7)		5
Derecognised plant and equipment
Balance at end of period		11,757		10,833		10,339
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets				146
Foreign exchange movement		3
Derecognised plant and equipment
Balance		5,413		4,411
Depreciation for the year		1,030		1,005
Disposals				(149)
Balance		6,446		5,413		4,411
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		84,217		68,688
Balance at end of period		101,866		84,217		68,688
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		90,542		74,509
Initial recognition of right of use assets
Additions*	[2]	19,507		19,020
Impairments
Disposals
Reallocations between asset classes		(1,210)		(2,989)
Foreign exchange movement				2
Derecognised plant and equipment
Balance at end of period		108,839		90,542		74,509
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Foreign exchange movement
Derecognised plant and equipment
Balance		6,325		5,821
Depreciation for the year		648		504
Disposals
Balance		6,973		6,325		5,821
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period		16,345		15,318
Balance at end of period		17,959		16,345		15,318
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		36,395		32,675
Initial recognition of right of use assets
Additions*	[2]	4,221		897
Impairments				(144)
Disposals
Reallocations between asset classes		280		2,964
Foreign exchange movement		(14)		3
Derecognised plant and equipment		(238)
Balance at end of period		40,644		36,395		32,675
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Foreign exchange movement
Derecognised plant and equipment		(56)
Balance		20,050		17,357
Depreciation for the year		2,691		2,693
Disposals
Balance		22,685		20,050		17,357
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		265		274
Balance at end of period		386		265		274
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		1,018		923
Initial recognition of right of use assets
Additions*	[2]	219		88
Impairments
Disposals
Reallocations between asset classes
Foreign exchange movement		(2)		7
Derecognised plant and equipment
Balance at end of period		1,235		1,018		923
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Foreign exchange movement		(6)		5
Derecognised plant and equipment
Balance		753		649
Depreciation for the year		102		99
Disposals
Balance		849		753		649
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		265		252
Balance at end of period		565		265		252
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,538		2,402
Initial recognition of right of use assets
Additions*	[2]	458		151
Impairments
Disposals				(16)
Reallocations between asset classes
Foreign exchange movement		(1)		1
Derecognised plant and equipment
Balance at end of period		2,995		2,538		2,402
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Foreign exchange movement				6
Derecognised plant and equipment
Balance		2,273		2,150
Depreciation for the year		157		133
Disposals				(16)
Balance		2,430		2,273		2,150
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period
Balance at end of period		392
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period
Initial recognition of right of use assets
Additions*	[2]	372
Impairments
Disposals
Reallocations between asset classes
Foreign exchange movement		20
Derecognised plant and equipment
Balance at end of period		392
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Initial recognition of right of use assets
Foreign exchange movement
Derecognised plant and equipment
Balance
Depreciation for the year
Disposals
Balance

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	Included in additions is an amount of $15,771 (2019: $14,051, 2018: $19,323) relating to capital work in progress ("CWIP") and contains $53 (December 31, 2019: $165, 2018: $61) of borrowing costs capitalised from the term loan. As at year end $85,479 of CWIP was included in the cost closing balance (2019: $69,708, January 1, 2019: $55,657). On July 6, 2020 the Board appointed Voltalia as the contractor for engineering, procuring and constructing a solar plant to be owned by a subsidiary of the Company. All solar costs that were incurred before July 6, 2020 were accounted for as other expenses and accounted through profit or loss. Solar costs incurred after approval by the Board are accounted for as Property, plant and equipment as it became clear and probable that future economic benefits will flow to the project. The 40-hectare site for the project has been cleared and fenced and is ready for civil work to commence. Construction on the 12MWac solar plant is expected to be completed in April 2022.